Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Bank deposits	$ 54,734	$ 31,183
Interest bearing deposits	0	0
Total cash and cash equivalents	$ 54,734	$ 31,183	$ 69,370	$ 138,640